Cash and Bank Balances (Details) - Schedule of Functional Currency - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022
Singapore dollar [Member]
Schedule of Functional Currency [Abstract]
Functional currency	RM 15,101	RM 12,605
United States dollar [Member]
Schedule of Functional Currency [Abstract]
Functional currency	RM 1,379,856	RM 20,326